Commitments and Contingencies (Operating Leases) (Details) - C3J [Member]	12 Months Ended
	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2011 USD ($)
Operating Lease term	10 years
Area Under Operating Lease | ft²	35,453
Option to extend	true
Additional lease term	10 years
Base rent	$ 1,300,000
Base rent Incremental percentage	3.00%
Allowance for tenant improvements	$ 1,500,000
Rent expense under operating leases	1,403,000	$ 1,368,000
Letter of Credit [Member]
Long-term Line of Credit			$ 500,000	$ 1,000,000
Yearly reduction In Letter of credit				$ 100,000
Maximum [Member]
Base rent	$ 1,600,000